CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Net sales	$ 104,051	$ 50,000	$ 130,144	$ 200,000
REVENUES					250,000
Cost of sales	91,643		107,988
Gross profit	12,408	50,000	22,156	200,000
COSTS AND EXPENSES:
General and administrative	795,836	392,306	1,951,671	2,256,864	3,277,319	4,749,910
Research and development	157,315	1,818,837	425,561	1,968,837	2,162,837
Professional fees	92,100	701,125	718,780	1,780,461	2,249,082	1,771,372
Acquisition-related costs			65,000
Amortization of intangibles					968,700	1,049,425
Depreciation and amortization	45,750	242,175	58,700	726,525
TOTAL EXPENSES	1,091,001	3,154,443	3,219,712	6,732,687	8,657,938	7,570,707
LOSS FROM OPERATIONS	(1,078,593)	(3,104,443)	(3,197,556)	(6,532,687)	(8,407,938)	(7,570,707)
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			2,474,753
Change in fair value of derivative liabilities	957,110	348,485	733,578	(798,798)	77,176	(1,287,984)
Impairment of intangible assets					(1,210,875)
Interest expense, net	(107,040)	(106,807)	(350,930)	(456,153)	(607,957)	(1,185,379)
NET OTHER INCOME (EXPENSE)	850,070	241,678	2,857,401	(1,238,163)	(1,378,290)	(1,843,800)
LOSS FROM CONTINUING OPERATIONS	(228,523)	(2,862,765)	(340,155)	(7,770,850)	(9,786,228)	(9,414,507)
LOSS FROM DISCONTINUED OPERATIONS		(9,782)		(9,782)	(9,782)
NET LOSS	(228,523)	(2,872,547)	(340,155)	(7,780,632)	(9,796,010)	(9,414,507)
WEIGHTED AVERAGE SHARES:
BASIC and DILUTED	399,692,494	306,095,497	363,352,319	297,532,916	293,619,380	216,936,864
LOSS PER SHARE FROM CONTINUING OPERATIONS:
BASIC and DILUTED	$ 0.00	$ (0.01)	$ 0.00	$ (0.03)	$ (0.03)	$ (0.04)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS
BASIC and DILUTED	$ 0.00	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00
NET LOSS PER SHARE:
BASIC and DILUTED					$ (0.03)	$ (0.04)
All Other
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities				16,788	363,366
Derivative Financial Instruments, Liabilities
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities						629,563
Joint Venture Partner
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			$ 2,474,753